Income Taxes (Details) - Schedule of income tax charged (credited) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes (Details) - Schedule of income tax charged (credited) [Line Items]
Income taxes	$ 4,389,769	$ 2,077,844	$ 3,276,274
Country of domicile [member]
Income Taxes (Details) - Schedule of income tax charged (credited) [Line Items]
Income taxes	2,564,312	1,460,057	3,177,506
Deferred Tax	(96,453)	(94,604)	12,978
Foreign countries [member]
Income Taxes (Details) - Schedule of income tax charged (credited) [Line Items]
Income taxes	1,253,895	370,860	301,263
Deferred Tax	$ 668,015	$ 341,531	$ (215,473)